Fair value measurement (Details 2) - Wealth management products - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Short-term investments
Gross unrealized gains	¥ 38,210		¥ 627
Impairment charges	¥ 0	¥ 0